Leases (Tables)	12 Months Ended
Jan. 31, 2021
Leases [Abstract]
Schedule of changes in right of use assets
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2021:

	Carrying amount as at January 31, 2020	Additions	Depreciation	Effect of foreign currency exchange rate changes	Remeasurement and other	Carrying amount as at January 31, 2021
Building & land	$198.2	$11.8	$(28.8)	$1.3	$15.5	$198.0
Equipment	16.3	7.9	(6.9)	(0.1)	(1.1)	16.1
Other	0.2	—	(0.1)	(0.1)	0.1	0.1
Total	$214.7	$19.7	$(35.8)	$1.1	$14.5	$214.2
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2020:

	Carrying amount as at February 1, 2019	Additions	Depreciation	Effect of foreign currency exchange rate changes	Remeasurement and other	Carrying amount as at January 31, 2020
Building & land	$171.4	$38.8	$(24.4)	$(0.9)	$13.3	$198.2
Equipment	20.0	7.7	(7.7)	—	(3.7)	16.3
Other	1.0	—	(0.2)	—	(0.6)	0.2
Total	$192.4	$46.5	$(32.3)	$(0.9)	$9.0	$214.7

Schedule of changes in lease liabilities
The following table explains the changes in lease liabilities during the year ended January 31, 2021:

	Carrying amount as at January 31, 2020	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Remeasurement and other	Carrying amount as at January 31, 2021
Lease liabilities	$240.9	$19.7	$9.3	$(43.1)	$(1.5)	$14.5	$239.8
[a]
  Includes $(9.3) million of interest paid.
The following table explains the changes in lease liabilities during the year ended January 31, 2020:

	Carrying amount as at February 1, 2019	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Remeasurement and other	Carrying amount as at January 31, 2020
Lease liabilities	$217.1	$46.5	$9.0	$(39.5)	$(0.6)	$8.4	$240.9
[a]
  Includes $(9.0) million of interest paid.